CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock	Preferred Stock	Additional Paid-in Capital	Retained Earnings	Total
Equity Balance, Starting at Nov. 30, 2016	$ 3,891	$ 500	$ 156,003	$ (168,238)	$ (7,844)
Shares Outstanding, Starting at Nov. 30, 2016	3,890,750	50,000
Stock Issued During Period, Value, Acquisitions	$ 250	$ 0	4,750	0	5,000
Stock Issued During Period, Shares, Acquisitions	250,000	0
Net Income (Loss)	$ 0	$ 0	0	(29,714)	(29,714)
Shares Outstanding, Ending at Nov. 30, 2017	4,140,750	50,000
Equity Balance, Ending at Nov. 30, 2017	$ 4,141	$ 500	160,753	(197,952)	(32,558)
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments	$ 543	$ 0	10,320	0	10,863
Stock Issued During Period, Shares, Conversion of Convertible Securities	543,172	0
Stock Issued During Period, Value, Other	$ 792	$ 0	15,053	0	15,845
Stock Issued During Period, Shares, Other	792,268	0
Stock Issued During Period, Value, New Issues	$ 1,015	$ 0	100,485	0	101,500
Stock Issued During Period, Shares, New Issues	1,015,000	0
Net Income (Loss)	$ 0	$ 0	0	(44,096)	(44,096)
Shares Outstanding, Ending at Nov. 30, 2018	6,491,190	50,000
Equity Balance, Ending at Nov. 30, 2018	$ 6,491	$ 500	$ 286,611	$ (242,048)	$ 51,554